UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds

(Exact name of registrant as specified in charter)

972 West Campus Lane

Goleta, CA 93117

(Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

Vericimetry Advisors LLC

972 West Campus Lane

Goleta, CA 93117

(Name and address of agent for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Semi-Annual Report

March 31, 2024

Vericimetry Funds

TABLE OF CONTENTS
March 31, 2024

Letter to Shareholders	1
Schedule of Investments	2
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	17
Expense Example	23
Other Information	24
Board Approval of Investment Management Agreement	25

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds

Letter to Shareholders

As of March 31, 2024 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed semi-annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the period ended March 31, 2024.

Vericimetry Advisors, LLC (the “Adviser”) is an academically based, quantitatively structured investment adviser. We provide a selected group of elite financial advisors access to an enhanced strategy for a well-defined asset class with a predetermined benchmark. The Fund’s objective is to achieve long-term capital appreciation through its principal investment strategies of investing in U.S. small capitalization and value securities.

The Fund invests in a wide and diverse universe of U.S. small capitalization value stocks using a structured quantitative investment approach based on a set of well-defined fundamental characteristics that historically has shown to deliver the risk-premiums in U.S. small and value equities. Given our capacity advantage, we employ a multi-factor approach to identify value securities. To this end, securities considered for the Fund must pass a “value screen” which combines factors such as book-to-market, price-to-earnings, price- to-sales or price-to-operating cash flow.1

In an effort to enhance net returns to the investor, we implement disciplined and patient trading strategies. The Fund is managed with the intent of maintaining competitive management fees and low transactions costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limiting the growth of the Fund’s assets under management once it reaches its optimal capacity.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and for the confidence and trust you place in Vericimetry’s investment team.

Sincerely,

Dr. Mendel Fygenson
Chief Executive Officer

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

[1]

Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry U.S. Small Cap Value Fund

Schedule of Investments

AS OF MARCH 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.2%
BASIC MATERIALS — 5.7%
AdvanSix, Inc.	3,982	$113,885
Alcoa Corp.	5,890	199,023
American Vanguard Corp.	5,810	75,240
Arcadium Lithium PLC*	5,293	22,813
Ashland, Inc.	1,203	117,136
ATI, Inc.*	11,089	567,424
Avient Corp.	3,830	166,222
Cabot Corp.	2,568	236,770
Carpenter Technology Corp.	10,787	770,408
Century Aluminum Co.*	10,280	158,209
Chemours Co.	1,428	37,499
Commercial Metals Co.	26,670	1,567,396
Ecovyst, Inc.*	7,110	79,277
Element Solutions, Inc.	50,030	1,249,749
H.B. Fuller Co.	2,952	235,393
Hawkins, Inc.	1,040	79,872
Haynes International, Inc.	3,420	205,610
Hecla Mining Co.	107,898	518,989
Huntsman Corp.	14,365	373,921
Innospec, Inc.	940	121,204
Kaiser Aluminum Corp.	1,003	89,628
Koppers Holdings, Inc.	2,701	149,014
Kronos Worldwide, Inc.	9,450	111,510
Mercer International, Inc.	9,520	94,724
Minerals Technologies, Inc.	6,040	454,691
NewMarket Corp.	98	62,193
Olin Corp.	8,685	510,678
Orion S.A.	3,260	76,675
Radius Recycling, Inc.	3,296	69,644
Rayonier Advanced Materials, Inc.*	31,005	148,204
Rogers Corp.*	757	89,848
Stepan Co.	2,080	187,283
Sylvamo Corp.	1,320	81,497
Tronox Holdings PLC	26,655	462,464
United States Steel Corp.	30,110	1,227,886
Worthington Steel, Inc.	2,520	90,342
		10,802,321
COMMUNICATIONS — 1.6%
1-800-Flowers.com, Inc. - Class A*	4,400	47,652
Advantage Solutions, Inc.*	84,000	363,720
ATN International, Inc.	1,919	60,458
Cardlytics, Inc.*	3,210	46,513
Cars.com, Inc.*	1,045	17,953
Cogent Communications Holdings, Inc.	690	45,078
Consolidated Communications Holdings, Inc.*	8,840	38,189
Cumulus Media, Inc. - Class A*	7,510	26,961

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
EchoStar Corp. - Class A*	5,665	$80,726
ePlus, Inc.*	3,950	310,233
EW Scripps Co. - Class A*	14,296	56,183
Frontier Communications Parent, Inc.*	6,219	152,365
Gannett Co., Inc.*	15,220	37,137
Gray Television, Inc.	10,645	67,276
HealthStream, Inc.	890	23,727
InterDigital, Inc.	650	69,199
Lands’ End, Inc.*	3,150	34,304
Liberty Latin America Ltd. - Class A*	7,710	53,739
Magnite, Inc.*	1,810	19,458
NETGEAR, Inc.*	1,500	23,655
Nexstar Media Group, Inc.	780	134,386
Opendoor Technologies, Inc.*	16,460	49,874
Preformed Line Products Co.	720	92,642
QuinStreet, Inc.*	2,250	39,735
Saga Communications, Inc. - Class A	1,990	44,397
Scholastic Corp.	8,473	319,517
Shenandoah Telecommunications Co.	2,660	46,204
Sinclair, Inc.	5,150	69,371
Sphere Entertainment Co.*	3,010	147,731
TEGNA, Inc.	11,530	172,258
Telephone and Data Systems, Inc.	10,459	167,553
Thryv Holdings, Inc.*	1,696	37,702
Viasat, Inc.*	8,457	152,987
Ziff Davis, Inc.*	490	30,890
		3,079,773
CONSUMER, CYCLICAL — 19.8%
Abercrombie & Fitch Co. - Class A*	10,043	1,258,689
Academy Sports & Outdoors, Inc.	7,393	499,323
Acushnet Holdings Corp.	1,165	76,832
Adient PLC*	7,251	238,703
Advance Auto Parts, Inc.	2,070	176,136
Alaska Air Group, Inc.*	2,870	123,381
Allegiant Travel Co.	1,655	124,473
American Axle & Manufacturing Holdings, Inc.*	18,305	134,725
American Eagle Outfitters, Inc.	22,292	574,911
Asbury Automotive Group, Inc.*	1,055	248,748
AutoNation, Inc.*	2,007	332,319
Bally’s Corp.*	1,810	25,231
Bassett Furniture Industries, Inc.	1,130	16,679
Beacon Roofing Supply, Inc.*	13,118	1,285,826
Beazer Homes USA, Inc.*	3,410	111,848
Biglari Holdings, Inc. - Class B*	50	9,484
Bloomin’ Brands, Inc.	4,963	142,339

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
BlueLinx Holdings, Inc.*	1,710	$222,710
Buckle, Inc.	1,000	40,270
Caleres, Inc.	4,433	181,886
Carrols Restaurant Group, Inc.	3,300	31,383
Carvana Co. - Class A	570	50,109
Century Communities, Inc.	9,072	875,448
Chuy’s Holdings, Inc.*	1,090	36,766
Cracker Barrel Old Country Store, Inc.	430	31,274
Daktronics, Inc.*	3,420	34,063
Dana, Inc.	25,156	319,481
Dave & Buster’s Entertainment, Inc.*	1,730	108,298
Designer Brands, Inc. - Class A	7,680	83,942
Dick’s Sporting Goods, Inc.	2,360	530,670
Dillard’s, Inc. - Class A	2,761	1,302,198
Dorman Products, Inc.*	260	25,061
El Pollo Loco Holdings, Inc.*	3,380	32,921
Ethan Allen Interiors, Inc.	7,770	268,609
FirstCash Holdings, Inc.	152	19,386
Flexsteel Industries, Inc.	1,780	66,394
Foot Locker, Inc.	6,403	182,485
Forestar Group, Inc.*	4,192	168,476
Gap, Inc.	30,042	827,657
Genesco, Inc.*	1,260	35,456
G-III Apparel Group Ltd.*	5,260	152,593
GMS, Inc.*	9,080	883,847
Goodyear Tire & Rubber Co.*	40,506	556,147
Green Brick Partners, Inc.*	7,248	436,547
Group 1 Automotive, Inc.	3,424	1,000,596
Guess?, Inc.	9,470	298,021
H&E Equipment Services, Inc.	2,345	150,502
Hamilton Beach Brands Holding Co. - Class A	2,891	70,425
Haverty Furniture Cos., Inc.	4,070	138,868
Hibbett, Inc.	1,260	96,781
HNI Corp.	2,410	108,763
Hooker Furnishings Corp.	1,980	47,540
Hovnanian Enterprises, Inc. - Class A*	240	37,666
Installed Building Products, Inc.	390	100,905
Interface, Inc.	4,470	75,185
J Jill, Inc.*	200	6,394
JetBlue Airways Corp.*	20,064	148,875
Johnson Outdoors, Inc. - Class A	720	33,199
KB Home	4,850	343,768
Kohl’s Corp.	9,910	288,876
Kontoor Brands, Inc.	1,260	75,915
Landsea Homes Corp.*	4,430	64,368
La-Z-Boy, Inc.	8,190	308,108

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
LCI Industries	1,317	$162,070
LGI Homes, Inc.*	2,811	327,116
Life Time Group Holdings, Inc.*	8,750	135,800
Lifetime Brands, Inc.	2,950	30,916
Light & Wonder, Inc.*	3,062	312,600
Lithia Motors, Inc.	70	21,060
M/I Homes, Inc.*	6,345	864,760
Macy’s, Inc.	26,044	520,620
Madison Square Garden Entertainment Corp.*	1,950	76,460
Marcus Corp.	3,670	52,334
MarineMax, Inc.*	3,010	100,113
Marriott Vacations Worldwide Corp.	2,060	221,924
MDC Holdings, Inc.	14,315	900,557
Meritage Homes Corp.	7,876	1,381,923
Miller Industries, Inc.	2,765	138,526
MillerKnoll, Inc.	8,200	203,032
Motorcar Parts of America, Inc.*	2,630	21,145
Movado Group, Inc.	4,990	139,371
Murphy USA, Inc.	292	122,406
National Vision Holdings, Inc.*	6,108	135,353
ODP Corp.*	11,930	632,886
OPENLANE, Inc.*	14,244	246,421
Oxford Industries, Inc.	1,050	118,020
Patrick Industries, Inc.	3,190	381,109
PC Connection, Inc.	4,362	287,587
Penske Automotive Group, Inc.	4,330	701,417
Playa Hotels & Resorts N.V.*	9,727	94,352
PriceSmart, Inc.	530	44,520
PVH Corp.	7,429	1,044,592
RCI Hospitality Holdings, Inc.	250	14,500
Resideo Technologies, Inc.*	16,530	370,603
REV Group, Inc.	7,260	160,373
Rocky Brands, Inc.	1,750	47,478
Rush Enterprises, Inc. - Class A	14,422	771,865
Rush Enterprises, Inc. - Class B	6,862	365,676
Sally Beauty Holdings, Inc.*	2,720	33,782
ScanSource, Inc.*	4,700	206,988
Shoe Carnival, Inc.	5,630	206,283
Signet Jewelers Ltd.	5,690	569,398
Skechers USA, Inc. - Class A*	3,150	192,969
SkyWest, Inc.*	17,490	1,208,209
Sonic Automotive, Inc. - Class A	4,157	236,700
Spirit Airlines, Inc.[1]	7,405	35,840
Standard Motor Products, Inc.	1,390	46,635
Steelcase, Inc. - Class A	10,665	139,498
Tapestry, Inc.	2,000	94,960

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Taylor Morrison Home Corp.*	25,523	$1,586,765
Texas Roadhouse, Inc.	140	21,626
Thor Industries, Inc.	5,478	642,789
Titan Machinery, Inc.*	5,500	136,455
TKO Group Holdings, Inc.	300	25,923
Toll Brothers, Inc.	3,140	406,222
Topgolf Callaway Brands Corp.*	4,350	70,340
Tri Pointe Homes, Inc.*	31,485	1,217,210
Under Armour, Inc. - Class A*	10,172	75,069
UniFirst Corp.	600	104,058
Urban Outfitters, Inc.*	12,439	540,101
Victoria’s Secret & Co.*	2,345	45,446
Vista Outdoor, Inc.*	8,289	271,713
VOXX International Corp.*	2,260	18,442
VSE Corp.	1,160	92,800
Wabash National Corp.	3,370	100,898
WESCO International, Inc.	6,972	1,194,164
Winmark Corp.	220	79,574
Winnebago Industries, Inc.	5,155	381,470
Xperi, Inc.*	1,442	17,391
Zumiez, Inc.*	2,420	36,760
		37,464,442
CONSUMER, NON-CYCLICAL — 9.5%
ABM Industries, Inc.	13,275	592,330
Acadia Healthcare Co., Inc.*	10,464	828,958
ACCO Brands Corp.	13,780	77,306
Adtalem Global Education, Inc.*	11,680	600,352
Alight, Inc.*	13,720	135,142
American Public Education, Inc.*	4,990	70,858
Andersons, Inc.	9,480	543,868
Anika Therapeutics, Inc.*	600	15,240
Artivion, Inc.*	1,530	32,375
Avanos Medical, Inc.*	6,650	132,401
B&G Foods, Inc.	1,990	22,766
BrightView Holdings, Inc.*	6,980	83,062
Brookdale Senior Living, Inc.*	17,235	113,923
Cal-Maine Foods, Inc.	3,343	196,736
CBIZ, Inc.*	8,785	689,622
Central Garden & Pet Co. - Class A*	9,737	359,490
Cleanspark, Inc.*	13,740	291,425
Coca-Cola Consolidated, Inc.	310	262,387
Collegium Pharmaceutical, Inc.*	1,110	43,090
Coty, Inc. - Class A*	8,448	101,038
CRA International, Inc.	1,290	192,958
Cross Country Healthcare, Inc.*	2,690	50,357
Deluxe Corp.	4,760	98,008

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Design Therapeutics Inc.	11,350	$45,741
Duckhorn Portfolio, Inc.*	3,210	29,885
Dun & Bradstreet Holdings, Inc.	12,440	124,898
Edgewell Personal Care Co.	10,120	391,037
Ennis, Inc.	5,900	121,009
Enovis Corp.*	6,598	412,045
Envista Holdings Corp.*	5,960	127,425
First Advantage Corp.	5,210	84,506
FONAR Corp.*	1,270	27,127
Fresh Del Monte Produce, Inc.	11,020	285,528
FTI Consulting, Inc.*	330	69,396
Fulgent Genetics, Inc.*	2,200	47,740
Graham Holdings Co. - Class B	570	437,578
Grand Canyon Education, Inc.*	430	58,570
Green Dot Corp. - Class A*	6,310	58,872
GXO Logistics, Inc.*	1,290	69,350
Heidrick & Struggles International, Inc.	3,305	111,246
Herc Holdings, Inc.	503	84,655
Huron Consulting Group, Inc.*	2,360	228,023
ICF International, Inc.	3,193	480,962
Ingles Markets, Inc. - Class A	4,487	344,063
Ingredion, Inc.	1,588	185,558
Innoviva, Inc.*	11,450	174,498
Integer Holdings Corp.*	6,460	753,753
iTeos Therapeutics Inc.	3,130	42,693
John B Sanfilippo & Son, Inc.	580	61,434
Kelly Services, Inc. - Class A	8,850	221,604
Korn Ferry	8,965	589,538
Laureate Education, Inc.	13,940	203,106
Ligand Pharmaceuticals, Inc.*	1,035	75,659
LiveRamp Holdings, Inc.*	5,329	183,850
ManpowerGroup, Inc.	990	76,864
Matthews International Corp. - Class A	3,430	106,604
Mister Car Wash, Inc.*	4,830	37,433
Monro, Inc.	1,752	55,258
National HealthCare Corp.	1,820	172,008
National Research Corp.	1,650	65,357
Natural Grocers by Vitamin Cottage, Inc.	4,950	89,348
Omni AB, Inc. - Earnout Shares[2]	477	—
Omni AB, Inc. - Earnout Shares[2]	477	—
OraSure Technologies, Inc.*	5,810	35,732
Owens & Minor, Inc.*	5,790	160,441
Pacira BioSciences, Inc.*	1,180	34,480
Patterson Cos., Inc.	1,825	50,461
Pediatrix Medical Group, Inc.*	5,537	55,536
Perdoceo Education Corp.	12,310	216,164
Perrigo Co. PLC	2,500	80,475

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Pilgrim’s Pride Corp.*	5,613	$192,638
Post Holdings, Inc.*	3,390	360,289
Premier, Inc. - Class A	1,320	29,172
Prestige Consumer Healthcare, Inc.*	9,295	674,445
PROG Holdings, Inc.	5,163	177,814
Quad/Graphics, Inc.	4,040	21,452
Quanex Building Products Corp.	7,275	279,578
QuidelOrtho Corp.*	1,290	61,843
Repay Holdings Corp.*	4,490	49,390
Select Medical Holdings Corp.	2,524	76,099
Seneca Foods Corp. - Class A*	1,430	81,367
SpartanNash Co.	10,653	215,297
Sprouts Farmers Market, Inc.*	1,878	121,093
Strategic Education, Inc.	3,300	343,596
Stride, Inc.*	7,725	487,061
Supernus Pharmaceuticals, Inc.*	892	30,426
Tandem Diabetes Care, Inc.*	4,220	149,430
Tenet Healthcare Corp.*	580	60,964
TreeHouse Foods, Inc.*	6,827	265,912
TrueBlue, Inc.*	3,150	39,438
UFP Technologies, Inc.*	130	32,786
United Natural Foods, Inc.*	7,570	86,979
Universal Corp.	400	20,688
Upbound Group, Inc.	4,820	169,712
USANA Health Sciences, Inc.*	630	30,555
Varex Imaging Corp.*	4,600	83,260
Veracyte, Inc.*	1,543	34,193
Village Super Market, Inc. - Class A	2,030	58,078
Weis Markets, Inc.	7,729	497,748
WillScot Mobile Mini Holdings Corp.*	7,375	342,937
Zimvie, Inc.*	3,150	51,944
		18,027,386
ENERGY — 10.0%
Adams Resources & Energy, Inc.	560	16,240
Alpha Metallurgical Resources, Inc.	1,788	592,132
Antero Midstream Corp.	14,680	206,401
Antero Resources Corp.*	3,590	104,110
APA Corp.	4,350	149,553
Arch Resources, Inc.	1,500	241,185
Archrock, Inc.	26,780	526,763
Baytex Energy Corp.	0	1
Berry Corp.	7,605	61,220
Bristow Group, Inc.*	4,620	125,664
California Resources Corp.	5,635	310,488
Callon Petroleum Co.*	6,575	235,122
ChampionX Corp.	2,110	75,728
Chord Energy Corp.	4,631	825,429

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Civeo Corp.	670	$17,990
Civitas Resources, Inc.	7,701	584,583
CNX Resources Corp.*	31,011	735,581
Comstock Resources, Inc.	11,514	106,850
CONSOL Energy, Inc.	7,161	599,805
CVR Energy, Inc.	3,176	113,256
Delek U.S. Holdings, Inc.	8,648	265,840
Diamond Offshore Drilling, Inc.*	1,200	16,368
Diamondback Energy, Inc.	2,569	509,099
DNOW, Inc.*	13,585	206,492
Dril-Quip, Inc.*	3,930	88,543
EnLink Midstream LLC	16,395	223,628
Equitrans Midstream Corp.	25,268	315,597
Expro Group Holdings N.V.*	1,115	22,267
FutureFuel Corp.	3,460	27,853
Golar LNG Ltd.	3,025	72,782
Granite Ridge Resources, Inc.	4,430	28,795
Gulfport Energy Corp.*	720	115,286
Helix Energy Solutions Group, Inc.*	27,060	293,330
Helmerich & Payne, Inc.	16,799	706,566
Liberty Energy, Inc.	12,069	250,070
Matador Resources Co.	10,104	674,644
Murphy Oil Corp.	29,551	1,350,481
Nabors Industries Ltd.*	670	57,707
NACCO Industries, Inc. - Class A	2,700	81,540
Natural Gas Services Group, Inc.*	1,160	22,539
Newpark Resources, Inc.*	17,215	124,292
Noble Corp. PLC	992	48,102
NOV, Inc.	5,925	115,656
Oceaneering International, Inc.*	6,382	149,339
Oil States International, Inc.*	10,065	62,000
Par Pacific Holdings, Inc.*	3,959	146,721
Patterson-UTI Energy, Inc.	26,863	320,744
PBF Energy, Inc. - Class A	23,757	1,367,690
Peabody Energy Corp.	21,613	524,331
Permian Resources Corp.	33,274	587,619
Pioneer Natural Resources Co.	1,128	296,100
ProPetro Holding Corp.*	24,540	198,283
Ramaco Resources, Inc. - Class A	8,930	150,381
Ramaco Resources, Inc. - Class B	860	10,793
Range Resources Corp.	959	33,018
Ranger Energy Services, Inc. - Class A	3,140	35,451
REX American Resources Corp.*	3,450	202,550
Ring Energy, Inc.	16,667	32,667
RPC, Inc.	3,960	30,650
SandRidge Energy, Inc.	2,136	31,122
Seadrill Ltd.*	1,210	60,863

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
SilverBow Resources, Inc.*	1,690	$57,697
SM Energy Co.	7,754	386,537
SunCoke Energy, Inc.	26,870	302,825
Talos Energy, Inc.*	9,388	130,775
Targa Resources Corp.	3,000	335,970
TechnipFMC PLC	24,480	614,693
Tidewater, Inc.*	850	78,200
Transocean Ltd.*	43,373	272,382
U.S. Silica Holdings, Inc.*	11,839	146,922
VAALCO Energy, Inc.	23,760	165,607
Vital Energy, Inc.*	1,350	70,929
Warrior Met Coal, Inc.	10,205	619,443
Weatherford International PLC*	1,230	141,967
		18,809,847
FINANCIAL — 25.4%
1st Source Corp.	5,572	292,084
Air Lease Corp.	23,804	1,224,478
Amalgamated Financial Corp.	2,210	53,040
Ambac Financial Group, Inc.*	6,390	99,876
Amerant Bancorp, Inc.	1,650	38,428
American Equity Investment Life Holding Co.*	29,372	1,651,294
American National Bankshares, Inc.	560	26,746
Ameris Bancorp	7,392	357,625
AMERISAFE, Inc.	860	43,146
Anywhere Real Estate, Inc.*	4,470	27,625
Associated Banc-Corp	30,670	659,712
Assured Guaranty Ltd.	12,678	1,106,155
Atlantic Union Bankshares Corp.	15,553	549,176
Axis Capital Holdings Ltd.	7,825	508,781
Axos Financial, Inc.*	5,295	286,142
Banc of California, Inc.	9,080	138,107
BancFirst Corp.	484	42,606
Bancorp, Inc.*	2,467	82,546
Bank of Hawaii Corp.	2,141	133,577
Bank of NT Butterfield & Son Ltd.	1,180	37,748
Bank OZK	16,329	742,316
Bank7 Corp.	770	21,714
BankFinancial Corp.	3,130	32,865
BankUnited, Inc.	11,844	331,632
Banner Corp.	6,190	297,120
Bar Harbor Bankshares	1,790	47,399
BCB Bancorp, Inc.	1,600	16,720
Berkshire Hills Bancorp, Inc.	6,346	145,450
Bread Financial Holdings, Inc.	5,840	217,482
Brighthouse Financial, Inc.*	8,822	454,686
Brookline Bancorp, Inc.	13,105	130,526

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Business First Bancshares, Inc.	1,650	$36,762
Byline Bancorp, Inc.	2,860	62,119
C&F Financial Corp.	710	34,790
Cadence Bank	16,541	479,689
Camden National Corp.	691	23,162
Capital City Bank Group, Inc.	1,190	32,963
Capitol Federal Financial, Inc.	13,300	79,268
Carter Bankshares, Inc.*	1,610	20,350
Cathay General Bancorp	8,740	330,634
Central Pacific Financial Corp.	1,380	27,255
Central Valley Community Bancorp	1,800	35,802
Chemung Financial Corp.	680	28,886
City Holding Co.	2,059	214,589
CNB Financial Corp.	2,560	52,198
CNO Financial Group, Inc.	27,099	744,680
Columbia Banking System, Inc.	9,831	190,230
Comerica, Inc.	730	40,143
Community Bank System, Inc.	2,612	125,454
Community Trust Bancorp, Inc.	1,470	62,695
ConnectOne Bancorp, Inc.	6,500	126,750
Consumer Portfolio Services, Inc.*	3,597	27,193
CrossFirst Bankshares, Inc.*	3,800	52,592
Cushman & Wakefield PLC*	10,460	109,412
Customers Bancorp, Inc.*	9,915	526,090
CVB Financial Corp.	3,840	68,506
Dime Community Bancshares, Inc.	4,859	93,584
Donegal Group, Inc. - Class A	1,421	20,093
Eagle Bancorp, Inc.	797	18,722
Employers Holdings, Inc.	5,819	264,124
Enact Holdings, Inc.	2,253	70,249
Encore Capital Group, Inc.*	4,890	223,033
Enova International, Inc.*	5,525	347,136
Enstar Group Ltd.*	1,260	391,558
Enterprise Financial Services Corp.	2,385	96,736
Esquire Financial Holdings, Inc.	1,059	50,271
ESSA Bancorp, Inc.	960	17,501
Essent Group Ltd.	6,727	400,324
Evercore, Inc. - Class A	640	123,258
EZCORP, Inc. - Class A*	14,370	162,812
Federal Agricultural Mortgage Corp. - Class C	1,978	389,429
Financial Institutions, Inc.	2,250	42,345
First BanCorp/Puerto Rico	52,310	917,517
First Bancorp/Southern Pines NC	2,038	73,613
First Bancshares, Inc.	566	14,688
First Bank/Hamilton NJ	1,170	16,076
First Busey Corp.	5,489	132,010

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
First Business Financial Services, Inc.	1,320	$49,500
First Commonwealth Financial Corp.	21,140	294,269
First Community Bankshares, Inc.	1,750	60,602
First Financial Bancorp	20,709	464,296
First Financial Corp.	1,821	69,799
First Financial Northwest, Inc.	1,360	27,962
First Hawaiian, Inc.	1,640	36,014
First Horizon Corp.	4,782	73,643
First Internet Bancorp	2,390	83,029
First Interstate BancSystem, Inc. - Class A	4,906	133,492
First Merchants Corp.	6,962	242,974
First Mid Bancshares, Inc.	1,992	65,099
Flushing Financial Corp.	4,110	51,827
FNB Corp.	38,057	536,604
FRP Holdings, Inc.*	1,070	65,698
FS Bancorp, Inc.	620	21,520
FTAI Infrastructure Inc.	4,820	30,270
Fulton Financial Corp.	40,311	640,542
Genworth Financial, Inc. - Class A*	117,458	755,255
Glacier Bancorp, Inc.	2,150	86,602
Great Southern Bancorp, Inc.	2,295	125,812
Hancock Whitney Corp.	17,453	803,536
Hanmi Financial Corp.	9,080	144,554
Hanover Insurance Group, Inc.	240	32,681
HCI Group, Inc.	320	37,146
Heartland Financial USA, Inc.	5,040	177,156
Heritage Commerce Corp.	6,040	51,823
Heritage Financial Corp.	1,618	31,373
Hilltop Holdings, Inc.	11,342	355,231
Home Bancorp, Inc.	940	36,011
HomeStreet, Inc.	3,890	58,544
Hope Bancorp, Inc.	19,307	222,224
Horace Mann Educators Corp.	10,261	379,554
Horizon Bancorp, Inc.	3,741	47,997
Howard Hughes Holdings, Inc.*	4,619	335,432
Independent Bank Corp.	2,580	65,403
Independent Bank Corp.	1,755	91,295
Independent Bank Group, Inc.	4,415	201,545
International Bancshares Corp.	12,305	690,803
Invesco Ltd.	12,170	201,900
Jackson Financial, Inc. - Class A	14,353	949,307
Janus Henderson Group PLC	10,032	329,952
Kearny Financial Corp.	10,002	64,413
Kemper Corp.	2,100	130,032
Kennedy-Wilson Holdings, Inc.	10,255	87,988
Lakeland Bancorp, Inc.	10,935	132,313
Legacy Housing Corp.*	276	5,940

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
LendingClub Corp.*	10,420	$91,592
Live Oak Bancshares, Inc.	3,380	140,304
Marcus & Millichap, Inc.	2,270	77,566
McGrath RentCorp	2,445	301,640
Mercantile Bank Corp.	1,560	60,044
Merchants Bancorp	640	27,635
Mercury General Corp.	2,892	149,227
Metropolitan Bank Holding Corp.*	560	21,560
MGIC Investment Corp.	33,670	752,861
Midland States Bancorp, Inc.	3,660	91,976
MidWestOne Financial Group, Inc.	1,400	32,816
Mr Cooper Group, Inc.*	13,692	1,067,291
National Western Life Group, Inc. - Class A	510	250,900
Navient Corp.	33,364	580,534
NBT Bancorp, Inc.	700	25,676
Nelnet, Inc. - Class A	5,820	550,863
Newmark Group, Inc. - Class A	7,310	81,068
NMI Holdings, Inc. - Class A*	15,117	488,884
Northeast Bank	1,190	65,855
Northfield Bancorp, Inc.	5,760	55,987
Northrim BanCorp, Inc.	1,860	93,949
Northwest Bancshares, Inc.	23,181	270,059
Oak Valley Bancorp	1,610	39,896
OceanFirst Financial Corp.	9,591	157,388
OFG Bancorp	14,850	546,628
Old National Bancorp	40,696	708,517
Old Second Bancorp, Inc.	2,780	38,475
OneMain Holdings, Inc.	2,350	120,061
Oppenheimer Holdings, Inc. - Class A	2,050	81,836
Pacific Premier Bancorp, Inc.	17,070	409,680
Park National Corp.	185	25,132
Pathward Financial, Inc.	2,895	146,140
PCB Bancorp	3,540	57,808
Peapack-Gladstone Financial Corp.	3,435	83,574
PennyMac Financial Services, Inc.	6,607	601,832
Peoples Bancorp, Inc.	6,043	178,933
Peoples Financial Services Corp.	780	33,626
Pinnacle Financial Partners, Inc.	2,127	182,667
Piper Sandler Cos.	1,943	385,666
Popular, Inc.	9,530	839,498
PRA Group, Inc.*	3,100	80,848
Preferred Bank/Los Angeles CA	3,270	251,038
Premier Financial Corp.	5,144	104,423
Primerica, Inc.	300	75,888
Primis Financial Corp.	2,444	29,743
ProAssurance Corp.	9,135	117,476

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Provident Financial Holdings, Inc.	1,180	$15,788
Provident Financial Services, Inc.	20,160	293,731
QCR Holdings, Inc.	1,667	101,254
Radian Group, Inc.	16,472	551,318
RE/MAX Holdings, Inc. - Class A	3,229	28,318
Regional Management Corp.	2,250	54,472
Renasant Corp.	11,493	359,961
Republic Bancorp, Inc. - Class A	1,290	65,790
Root Inc.	1,180	72,074
S&T Bancorp, Inc.	2,273	72,918
Safety Insurance Group, Inc.	1,880	154,517
Sandy Spring Bancorp, Inc.	4,031	93,439
Seacoast Banking Corp. of Florida	3,015	76,551
Selective Insurance Group, Inc.	2,271	247,925
Sierra Bancorp	2,330	47,066
Simmons First National Corp. - Class A	17,587	342,243
SiriusPoint Ltd.*	14,610	185,693
SmartFinancial, Inc.	1,270	26,759
Southside Bancshares, Inc.	1,366	39,928
SouthState Corp.	4,413	375,237
Stellar Bancorp, Inc.	2,529	61,606
Stewart Information Services Corp.	2,660	173,060
Stifel Financial Corp.	3,100	242,327
Stock Yards Bancorp, Inc.	840	41,084
StoneX Group, Inc.*	2,796	196,447
Summit Financial Group, Inc.	2,771	75,260
Texas Capital Bancshares, Inc.*	9,492	584,233
Timberland Bancorp, Inc.	1,578	42,480
Tiptree, Inc.	9,480	163,814
Tompkins Financial Corp.	899	45,211
Towne Bank/Portsmouth VA	2,010	56,401
TriCo Bancshares	2,193	80,659
TrustCo Bank Corp. NY	2,420	68,147
Trustmark Corp.	8,127	228,450
United Bankshares, Inc.	11,352	406,288
United Community Banks, Inc.	6,602	173,765
United Fire Group, Inc.	2,240	48,765
Universal Insurance Holdings, Inc.	3,770	76,606
Univest Financial Corp.	4,290	89,318
Unum Group	15,266	819,174
Valley National Bancorp	38,873	309,429
Veritex Holdings, Inc.	1,300	26,637
Virtus Investment Partners, Inc.	558	138,373
WaFd, Inc.	19,580	568,407
Walker & Dunlop, Inc.	1,664	168,164
Waterstone Financial, Inc.	4,134	50,311
Webster Financial Corp.	7,689	390,371

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
WesBanco, Inc.	10,891	$324,661
Westamerica BanCorp	1,630	79,674
Western Alliance Bancorp	1,706	109,508
White Mountains Insurance Group Ltd.	295	529,318
Wintrust Financial Corp.	5,134	535,938
World Acceptance Corp.*	540	78,289
WSFS Financial Corp.	7,531	339,949
Zions Bancorp N.A.	1,190	51,646
		47,926,867
INDUSTRIAL — 19.8%
AAON, Inc.	460	40,526
AAR Corp.*	8,900	532,843
Acuity Brands, Inc.	140	37,622
Air Transport Services Group, Inc.*	6,690	92,054
Alamo Group, Inc.	370	84,482
American Woodmark Corp.*	2,943	299,185
Apogee Enterprises, Inc.	1,760	104,192
Applied Industrial Technologies, Inc.	490	96,800
ArcBest Corp.	7,400	1,054,500
Arcosa, Inc.	5,709	490,175
Ardmore Shipping Corp.	8,700	142,854
Astec Industries, Inc.	3,687	161,159
Atkore, Inc.	1,035	197,023
Avnet, Inc.	13,386	663,678
AZEK Co., Inc.*	2,980	149,656
AZZ, Inc.	1,710	132,200
Barnes Group, Inc.	9,027	335,353
Bel Fuse, Inc. - Class B	2,710	163,440
Belden, Inc.	890	82,423
Benchmark Electronics, Inc.	10,280	308,503
Boise Cascade Co.	8,934	1,370,208
Brady Corp. - Class A	1,955	115,892
Chart Industries, Inc.*	230	37,886
Clearwater Paper Corp.*	3,575	156,335
Coherent Corp.*	3,413	206,896
Columbus McKinnon Corp.	5,120	228,506
Comfort Systems USA, Inc.	609	193,485
Concrete Pumping Holdings, Inc.*	4,970	39,263
Costamare, Inc.	23,427	265,896
Covenant Logistics Group, Inc.	1,962	90,958
DHT Holdings, Inc.	48,850	561,775
Dorian LPG Ltd.	11,683	449,328
Ducommun, Inc.*	2,697	138,356
DXP Enterprises, Inc.*	1,480	79,520
Eagle Bulk Shipping, Inc.	4,010	250,505
Eagle Materials, Inc.	430	116,852
EMCOR Group, Inc.	908	317,982

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Encore Wire Corp.	5,575	$1,464,998
EnerSys	1,780	168,139
Enpro, Inc.	4,415	745,120
Enviri Corp.*	8,040	73,566
Esab Corp.	7,113	786,484
ESCO Technologies, Inc.	2,563	274,369
Federal Signal Corp.	3,808	323,185
Flowserve Corp.	2,450	111,916
Fluor Corp.*	1,739	73,525
Frontdoor, Inc.*	6,820	222,196
Frontline PLC[1]	25,034	585,295
GATX Corp.	8,215	1,101,056
Genco Shipping & Trading Ltd.	13,325	270,897
Gibraltar Industries, Inc.*	5,089	409,817
Granite Construction, Inc.	6,993	399,510
Great Lakes Dredge & Dock Corp.*	11,840	103,600
Greenbrier Cos., Inc.	8,455	440,505
Greif, Inc. - Class A	5,210	359,750
Griffon Corp.	6,350	465,709
Hayward Holdings, Inc.*	7,676	117,520
Heartland Express, Inc.	2,240	26,746
Hillenbrand, Inc.	2,247	113,002
Hub Group, Inc. - Class A	19,560	845,383
Ichor Holdings Ltd.*	4,558	176,030
IES Holdings, Inc.*	320	38,925
International Seaways, Inc.	9,804	521,573
Intevac, Inc.*	6,420	24,653
Itron, Inc.*	740	68,465
JELD-WEN Holding, Inc.*	4,790	101,692
John Bean Technologies Corp.	230	24,125
Kennametal, Inc.	7,425	185,179
Kimball Electronics, Inc.*	6,580	142,457
Kirby Corp.*	5,141	490,040
Knowles Corp.*	14,965	240,936
Kratos Defense & Security Solutions, Inc.*	3,012	55,361
L B Foster Co. - Class A*	1,450	39,600
Limbach Holdings, Inc.*	500	20,710
Louisiana-Pacific Corp.	1,330	111,600
LSB Industries, Inc.*	1,910	16,770
LSI Industries, Inc.	3,330	50,350
Luxfer Holdings PLC	2,600	26,962
Manitowoc Co., Inc.*	3,920	55,429
Marten Transport Ltd.	20,425	377,454
MasTec, Inc.*	220	20,515
Masterbrand Inc.	1,990	37,293
Materion Corp.	3,654	481,414
Matson, Inc.	4,981	559,864

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Metallus, Inc.*	11,432	$254,362
Mistras Group, Inc.*	4,020	38,431
Modine Manufacturing Co.*	14,012	1,333,802
Mohawk Industries, Inc.*	2,208	289,005
Moog, Inc. - Class A	1,455	232,291
Mueller Industries, Inc.	8,100	436,833
MYR Group, Inc.*	2,333	412,358
National Presto Industries, Inc.	460	38,548
NL Industries, Inc.	5,450	39,949
Nordic American Tankers Ltd.	8,300	32,536
Northwest Pipe Co.*	1,917	66,482
nVent Electric PLC	4,145	312,533
O-I Glass, Inc.*	13,045	216,417
Olympic Steel, Inc.	3,399	240,921
Orion Group Holdings, Inc.	4,850	39,770
Overseas Shipholding Group, Inc. - Class A	14,280	91,392
Pactiv Evergreen, Inc.	4,380	62,722
PAM Transportation Services, Inc.*	1,454	23,569
Park-Ohio Holdings Corp.	1,410	37,619
Plexus Corp.*	3,930	372,643
Powell Industries, Inc.	1,400	199,220
Primoris Services Corp.	7,250	308,632
Proto Labs, Inc.*	1,720	61,490
Ranpak Holdings Corp.	3,610	28,411
Regal Rexnord Corp.	3,366	606,217
Ryder System, Inc.	2,573	309,249
Ryerson Holding Corp.	4,669	156,411
Saia, Inc.*	130	76,050
Sanmina Corp.*	16,541	1,028,519
Schneider National, Inc. - Class B	5,700	129,048
Scorpio Tankers, Inc.	9,446	675,861
SFL Corp. Ltd.	3,130	41,253
Smith & Wesson Brands, Inc.	9,320	161,795
SPX Technologies, Inc.*	3,165	389,706
Standex International Corp.	550	100,221
Sterling Infrastructure, Inc.*	2,470	272,466
Sturm Ruger & Co., Inc.	359	16,568
Summit Materials, Inc. - Class A*	16,398	730,859
TD SYNNEX Corp.	1,180	133,458
Teekay Corp.*	13,522	98,440
Teekay Tankers Ltd. - Class A	5,263	307,412
Terex Corp.	2,835	182,574
Thermon Group Holdings, Inc.*	3,370	110,266
Timken Co.	1,905	166,554
TopBuild Corp.*	215	94,757
TriMas Corp.	6,050	161,716

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Trinity Industries, Inc.	14,845	$413,433
TTM Technologies, Inc.*	35,084	549,065
Tutor Perini Corp.	2,840	41,066
UFP Industries, Inc.	4,870	599,059
Vishay Intertechnology, Inc.	27,399	621,409
Watts Water Technologies, Inc. - Class A	440	93,522
Werner Enterprises, Inc.	10,110	395,503
Willis Lease Finance Corp.*	1,740	86,339
World Kinect Corp.	9,090	240,430
Worthington Enterprises, Inc.	2,520	156,820
		37,453,978
TECHNOLOGY — 4.0%
ACI Worldwide, Inc.*	890	29,557
ACM Research, Inc. - Class A*	1,220	35,551
Adeia, Inc.	13,607	148,588
Alpha & Omega Semiconductor Ltd.*	7,975	175,769
Amkor Technology, Inc.	41,556	1,339,765
ASGN, Inc.*	570	59,713
Axcelis Technologies, Inc.*	557	62,117
CACI International, Inc. - Class A*	1,449	548,925
Cohu, Inc.*	4,382	146,052
Conduent, Inc.*	19,850	67,093
CSP, Inc.	1,460	26,952
Digi International, Inc.*	5,215	166,515
Diodes, Inc.*	827	58,304
Donnelley Financial Solutions, Inc.*	1,040	64,490
ExlService Holdings, Inc.*	1,000	31,800
Insight Enterprises, Inc.*	6,225	1,154,862
IPG Photonics Corp.*	155	14,057
Kulicke & Soffa Industries, Inc.	2,858	143,786
Maximus, Inc.	480	40,272
NetScout Systems, Inc.*	13,590	296,806
Onto Innovation, Inc.*	1,204	218,020
PAR Technology Corp.*	903	40,960
Parsons Corp.*	1,620	134,379
Photronics, Inc.*	13,193	373,626
Rambus, Inc.*	5,125	316,776
Richardson Electronics Ltd./United States	2,340	21,551
Semtech Corp.*	2,671	73,426
Silicon Laboratories, Inc.*	160	22,995
Super Micro Computer, Inc.*	1,276	1,288,798
Ultra Clean Holdings, Inc.*	3,520	161,709
Upland Software, Inc.*	8,550	26,420
Veradigm, Inc.*	18,109	139,439
Vishay Precision Group, Inc.*	2,480	87,618
Xerox Holdings Corp.	1,520	27,208
		7,543,899

	Number of Shares	Value
COMMON STOCKS (Continued)
UTILITIES — 0.4%
American States Water Co.	460	$33,230
Brookfield Infrastructure Corp. - Class A	3,373	121,563
IDACORP, Inc.	330	30,654
MGE Energy, Inc.	354	27,867
New Jersey Resources Corp.	2,626	112,682
NRG Energy, Inc.	2,572	174,099
ONE Gas, Inc.	840	54,205
Ormat Technologies, Inc.	271	17,937
Otter Tail Corp.	1,101	95,126
SJW Group	430	24,334
		691,697
TOTAL COMMON STOCKS
(Cost $109,936,784)		181,800,210

EXCHANGE-TRADED FUNDS — 2.3%
Direxion Daily Homebuilders & Supplies Bull 3x Shares ETF	2,306	349,313
Direxion Daily S&P Biotech Bull 3X Shares ETF	1,011	134,180
Direxion Daily Small Cap Bull 3X Shares ETF	25,094	1,077,034
iShares Russell 2000 Value ETF	6,615	1,050,528
iShares S&P Small-Cap 600 Value ETF	5,670	582,649
SPDR S&P Regional Banking ETF[1]	19,183	964,521
VanEck Oil Services ETF	490	164,802

TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,008,570)		4,323,027

PREFERRED STOCKS — 0.1%
CONSUMER, CYCLICAL — 0.1%
Qurate Retail, Inc. 8.00%, 3/15/2031[3]	274	13,623
WESCO International, Inc. 10.63%[3,4,5]	5,008	131,761
		145,384
INDUSTRIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[3]	1,855	44,631

TOTAL PREFERRED STOCKS
(Cost $188,490)		190,015

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2024 (Unaudited)

	Number of Shares	Value
WARRANTS — 0.0%
BASIC MATERIALS — 0.0%
Resolute Forest Products, Inc., Expiration Date: December 31, 2025*[2]	12,820	$—

CONSUMER, NON-CYCLICAL — 0.0%
Akouos, Inc., Expiration Date: December 5, 2024*[2]	5,159	—
Jounce Therapeutics, Expiration Date: December 31, 2025*[2]	18,810	—
		—
TOTAL WARRANTS
(Cost $0)		—

MONEY MARKET INVESTMENTS — 1.9%
Federated Treasury Obligations Fund - Class Institutional, 5.10%[4,6]	500,000	500,000
Fidelity Institutional Government Portfolio - Class I, 5.14%[4]	1,494,247	1,494,247
Invesco Government & Agency Portfolio, 5.24%[4,7]	1,620,670	1,620,670

TOTAL MONEY MARKET INVESTMENTS
(Cost $3,614,917)		3,614,917

TOTAL INVESTMENTS — 100.5%
(Cost $116,748,761)		189,928,169

Liabilities less other assets — (0.5)%		(891,069)

TOTAL NET ASSETS — 100.0%		$189,037,100

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $1,580,683 at March 31, 2024.

[2]

Security valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Value determined using significant unobservable inputs. See Note 2 in the Notes to Financial Statements.

[3]	Callable.

[4]	Variable rate security; the rate shown represents the rate at March 31, 2024

[5]	Perpetual security; maturity date is not applicable.

[6]

All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 at March 31, 2024. The Fund had option contracts transactions during the period ended March 31, 2024, however, due to the timing of these transactions, there were no open options contracts as of March 31, 2024.

[7]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $1,620,670 at March 31, 2024.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SUMMARY OF INVESTMENTS
AS OF MARCH 31, 2024 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banks	12.3%
Retail	8.5%
Insurance	6.5%
Oil & Gas	5.9%
Home Builders	5.3%
Transportation	4.8%
Diversified Financial Services	4.3%
Commercial Services	4.3%
Building Materials	3.5%
Electronics	2.9%
Chemicals	2.7%
Iron/Steel	2.4%
Computers	1.9%
Distribution/Wholesale	1.9%
Semiconductors	1.7%
Oil & Gas Services	1.7%
Savings & Loans	1.7%
Engineering & Construction	1.7%
Coal	1.6%
Food	1.5%
Miscellaneous Manufacturing	1.2%
Electrical Components & Equipment	1.0%
Healthcare-Products	1.0%
Metal Fabricate/Hardware	1.0%
Machinery-Diversified	1.0%
Apparel	0.9%
Airlines	0.9%
Trucking & Leasing	0.9%
Auto Parts & Equipment	0.8%
Healthcare-Services	0.7%
Aerospace/Defense	0.7%
Media	0.6%
Pipelines	0.6%
Real Estate	0.6%
Pharmaceuticals	0.6%
Packaging & Containers	0.5%
Mining	0.5%
Telecommunications	0.5%
Agriculture	0.4%
Hand/Machine Tools	0.4%
Home Furnishings	0.4%
Household Products/Wares	0.4%
Entertainment	0.4%
Internet	0.3%
Leisure Time	0.3%
Software	0.3%
Cosmetics/Personal Care	0.3%
Machinery-Construction & Mining	0.2%
Advertising	0.2%
Electric	0.2%
Biotechnology	0.2%
Office Furnishings	0.2%
Beverages	0.2%
Gas	0.1%
Auto Manufacturers	0.1%
Energy-Alternate Sources	0.1%
Unknown Bloomberg Industry Group	0.1%
Forest Products & Paper	0.1%
Lodging	0.1%
Textiles	0.1%
Environmental Control	0.0%[1]
Water	0.0%[1]
Housewares	0.0%[1]
Office/Business Equipment	0.0%[1]
Total Common Stocks	96.2%
Preferred Stocks	0.1%
Distribution/Wholesale	0.1%
Metal Fabricate/Hardware	0.0%[1]
Retail	0.0%[1]
Total Preferred Stocks	0.1%
Exchange-Traded Funds	2.3%
Warrants	0.0%
Money Market Investments	1.9%
Total Investments	100.5%
Liabilities less other assets	(0.5)%
Total Net Assets	100.0%

[1]	Resulted in less than 0.05% per industry.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Statement of Assets and Liabilities

As of March 31, 2024 (Unaudited)

ASSETS:
Investments in securities, at value (cost $116,748,761)	$189,928,169	(1)
Cash held at broker	711,081
Receivables:
Securities sold	446,280
Fund shares issued	5,050
Dividends and interest	173,815
Securities lending income	273
Prepaid expenses and other assets	24,616
Total assets	191,289,284

LIABILITIES:
Collateral due to broker for securities loaned	1,620,670
Payables:
Securities purchased	371,092
Fund shares redeemed	130,699
Due to Trustees	2,200
Due to Adviser	71,972
Fund accounting and administration fees and expenses	13,825
Transfer agent fees	14,608
Custody fees	2,784
Accrued other expenses	24,334
Total liabilities	2,252,184

NET ASSETS	$189,037,100

COMPONENTS OF NET ASSETS:
Paid-in capital	$113,658,575
Total distributable earnings	75,378,525
NET ASSETS	$189,037,100

Shares outstanding, no par value (unlimited shares authorized)	8,799,265

Net asset value, offering and redemption price per share	$21.48

(1)	Includes securities on loan of $1,580,683 (see Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Statement of Operations

For the Six Months Ended March 31, 2024 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $930)	$1,613,746
Securities lending income	5,066
Interest	104,559
Total investment Income	1,723,371

Expenses
Investment advisory fees	433,119
Fund accounting and administration fees and expenses	40,216
Transfer agent fees	25,276
Professional fees	19,639
Registration fees	19,096
Custody fees	10,352
Shareholder reporting fees	9,614
Trustees’ fees and expenses	4,375
Insurance fees	3,298
Total expenses	564,985
Fees waived by the Adviser	(45,242)
Net expenses	519,743
Net investment income	1,203,628

Net Realized and Unrealized Gain on Investments and Options Contracts
Net realized gain on:
Investments	3,595,028
Purchased options contracts	34,098
Written options contracts	16,487
Net realized gain	3,645,613
Net change in unrealized appreciation/depreciation on investments	29,074,382
Net realized and unrealized gain on investments and options contracts	32,719,995

Net Increase in Net Assets from Operations	$33,923,623

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$1,203,628	$2,515,697
Net realized gain on investments, purchased options contracts and written options contracts	3,645,613	2,515,630
Net change in unrealized appreciation/depreciation on investments	29,074,382	14,957,988
Net increase in net assets resulting from operations	33,923,623	19,989,315

Distributions to Shareholders	(3,852,657)	(13,076,800)

Capital Transactions
Proceeds from shares issued	411,040	14,107,742
Reinvestment of distributions	3,848,395	13,062,117
Cost of shares redeemed	(9,588,131)	(25,379,178)
Net increase (decrease) resulting from capital transactions	(5,328,696)	1,790,681

Total increase in net assets	24,742,270	8,703,196

Net Assets:
Beginning of period	164,294,830	155,591,634
End of period	$189,037,100	$164,294,830

Capital Share Activity
Shares issued	22,626	769,395
Shares reinvested	204,597	689,602
Shares redeemed	(497,223)	(1,384,441)
Net increase (decrease) in capital shares	(270,000)	74,556

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Financial Highlights

For a capital share outstanding throughout each period
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Net asset value, beginning of period	$18.12	$17.30	$23.11	$13.69	$16.56	$21.14
Income (Loss) from Investment Operations:
Net investment income	0.14	0.27	0.23	0.18	0.16	0.17
Net realized and unrealized gain (loss) on investments	3.65	2.00	(2.14)	9.44	(2.61)	(2.92)
Total from investment operations	3.79	2.27	(1.91)	9.62	(2.45)	(2.75)

Less Distributions:
From net investment income	(0.12)	(0.28)	(0.20)	(0.20)	(0.19)	(0.15)
From net realized gain	(0.31)	(1.17)	(3.70)	—	(0.23)	(1.68)
Total distributions	(0.43)	(1.45)	(3.90)	(0.20)	(0.42)	(1.83)

Net asset value, end of period	$21.48	$18.12	$17.30	$23.11	$13.69	$16.56

Total return	21.26%	12.85%	(10.34)%	70.44%	(15.24)%	(12.70)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$189,037	$164,295	$155,592	$160,188	$110,095	$182,450

Ratio of expenses to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.65%	0.66%	0.66%	0.67%	0.76%[1]	0.67%[2]
After fees reimbursed by the Adviser	0.60%	0.60%	0.60%	0.60%	0.63%[1]	0.60%[2]
Ratio of net investment income to average net assets (including interest expense)
Before fees reimbursed by the Adviser	1.34%	1.42%	1.07%	0.77%	0.93%	0.86%
After fees reimbursed by the Adviser	1.39%	1.48%	1.13%	0.84%	1.06%	0.93%

Portfolio turnover rate	12%	46%	72%	72%	69%	47%

[1]	If litigation expenses had been excluded, the expense ratios would have been lowered by 0.03% for the year end September 30, 2020.

[2]	Ratio of interest expense to average net assets was less than 0.005%.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Notes to Financial Statements

As of March 31, 2024 (Unaudited)

1. Organization

Vericimetry Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification Topic 946, Financial Services – Investment Companies including Accounting Standards Update 2013-08.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)

Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, preferred stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Purchased options and other when-issued securities will follow the same pricing methods as the applicable equity securities. Debt securities are valued on the basis of bid-side prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –

quoted prices in active markets for identical securities that the Fund has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2024 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of March 31, 2024:

	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks
Basic Materials	$10,802,321	$—	$—		$10,802,321
Communications	3,079,773	—	—		3,079,773
Consumer, Cyclical	37,464,442	—	—		37,464,442
Consumer, Non-Cyclical	18,027,386	—	—	*	18,027,386
Energy	18,809,847	—	—		18,809,847
Financial	47,926,867	—	—		47,926,867
Industrial	37,453,978	—	—		37,453,978
Technology	7,543,899	—	—		7,543,899
Utilities	691,697	—	—		691,697
Exchange-Traded Funds	4,323,027	—	—		4,323,027
Preferred Stocks
Consumer, Cyclical	145,384	—	—		145,384
Industrial	44,631	—	—		44,631
Warrants
Basic Materials	—	—	—	*	—
Consumer, Non-Cyclical	—	—	—	*	—
Money Market Investments	3,614,917	—	—		3,614,917
Total Investments in Securities	$189,928,169	$—	$—		$189,928,169

*	The Adviser valued these holdings at $0 as of March 31, 2024.

There were no transfers into or out of Level 3 during the reporting period.

(b)

Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on the trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on an accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c)

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2024 (Unaudited)

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

GAAP requires management of the Fund to analyze all open tax years (for the Fund, tax years 2020-2023), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended September 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)

Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)

Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with any such loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, all relevant facts and circumstances are considered, including the creditworthiness of the borrower. The loans are made only to firms deemed to be of good standing, and when the consideration that can be earned from securities’ loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. However, the Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At March 31, 2024, the value of securities loaned by the Fund was $1,580,683 and the Fund received cash collateral of $1,620,670. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

(f)

Option Contracts – The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2024 (Unaudited)

purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund may buy options on equity indexes or their ETF equivalents as a potentially cost-effective way to gain exposure to these indexes. The Fund held no option contracts as of March 31, 2024.

(g)

Asset Coverage for Options Positions – The Fund deposits and maintains margin with respect to its futures and options positions. Such margin deposits will vary depending on the nature of the underlying instrument (and the related initial margin requirements), the current market value of the instrument and other positions held by the Fund. The Fund will hold liquid assets or enter into transactions to cover the underlying obligation or set aside in a segregated account at the Fund’s custodian liquid assets, such as cash, U.S. Government securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation. The amount of such collateral as of March 31, 2024 is denoted in the Fund’s Schedule of Investments.

(h)

GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. As of March 31, 2023, the Fund had no open derivative instruments and therefore there was no impact to the Statement of Assets and Liabilities. The limited use of derivatives by the Fund during the six months ended March 31, 2024 was related to purchased and written equity and index options which resulted in a net realized gain of $50,585 which is reflected on the Statement of Operations. The Fund had option contracts transactions during the six months ended March 31, 2024, however, due to the timing of these transactions, the average monthly notional amount for the Fund was $0.

For the six months ended March 31, 2024, the Fund’s purchases and sales of purchased option contracts were as follows:

Purchases	Sales
$410,387	$444,485

For the six months ended March 31, 2024, the Fund’s transactions in written option contracts were as follows:

Written Option Contracts	Closed Written Option Contracts
$16,487	$—

(i)

GAAP requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan. There are no master netting arrangements relating to the Fund’s use of option contracts.

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Adviser receives a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to waive its management fee or reimburse the Fund so that its total annual operating expenses (excluding non-operating costs, which includes but is not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.60% of the Fund’s average daily net assets through January 31, 2025. For the six months ended March 31, 2024, the Fund accrued $433,119 in advisory fees under the Investment Advisory Agreement. Over the same time period, the Adviser waived fees and reimbursed expenses in the amount of $45,242.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2024 (Unaudited)

Under the terms of the Expense Limitation Agreement, if at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis, or the expense limitation in place at time of waiver or reimbursement. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years before the date of such reimbursement. All such reimbursements are contingent upon Board review and approval. As of March 31, 2024, reimbursements that may potentially be made by the Fund to the Adviser total $361,818, which expire as follows:

September 30, 2024	$112,071
September 30, 2025	$102,282
September 30, 2026	$102,223
September 30, 2027	$45,242

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. Amounts paid to UMBFS and its affiliates by the Fund are reflected on the Statement of Operations.

Certain officers and a Trustee of the Trust are also officers of the Adviser and/or an employee of UMBFS. Such persons are not compensated by the Fund for the services they provide to the Fund.

4. Federal Income Tax Information

At September 30, 2023, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$121,616,603
Gross Unrealized Appreciation	$51,160,377
Gross Unrealized Depreciation	(8,691,438)
Net Unrealized Appreciation	$42,468,939

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2023, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$220,863
Undistributed Long-term Gains	2,621,356
Other Accumulated Losses	(3,599)
Unrealized Appreciation on Investments	42,468,939
Total Distributable Earnings	$45,307,559

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2024 (Unaudited)

The tax character of distributions paid during the fiscal years ended September 30, 2023 and September 30, 2022 were as follows:

	September 30, 2023	September 30, 2022
Distributions Paid From:
Ordinary Income	$2,583,061	$9,345,737
Long-term Capital Gains	10,493,739	19,291,955
Total Distributions	$13,076,800	$28,637,692

5. Investment Transactions

For the six months ended March 31, 2024, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$20,138,780	$22,132,662

6. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of March 31, 2024, Charles Schwab & Co., Inc., holding shares for the benefit of others in nominee name, held approximately 97.1% of the voting securities of the Fund

7. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

8. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements, through the date of issuance of these financial statements.

Vericimetry Funds

Expense Example

For The Six Months Ended March 31, 2024 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 through March 31, 2024 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value October 1, 2023	Ending account value March 31, 2024	Expenses paid during the period ended March 31, 2024*
Actual Example	$1,000.00	$1,212.60	$3.32
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,022.00	3.03

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period).

Vericimetry Funds

Other Information (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A list of the Fund’s quarter-end holdings is also available at www.vericimetryfunds.com and upon request on or about 80 days following each quarter and remains available on the website until the list is updated in the subsequent quarter.

Risk Disclosures

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Vericimetry Funds

Board Approval of Investment Management Agreement

(Unaudited)

At a meeting held on October 26, 2023 (the “Meeting”), the Board of Trustees, including a majority of the independent trustees, met to consider, among other matters, the renewal of the investment management agreement (the “Investment Management Agreement”) between the Adviser and the Fund.

In considering the renewal of the Investment Management Agreement, the Board considered written and oral responses provided by the Adviser to an information request letter submitted by Fund Counsel.

The Board specifically evaluated information provided in relation to the approval of the Investment Management Agreement including details about: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund; (iii) the extent to which economies of scale may be realized as the Fund grows; (iv) the management fee and expense ratio of the Fund; (v) potential fall-out benefits to the Adviser from its relationship to the Fund; and (vi) other general information about the Adviser.

The Board reviewed the background information of the Adviser’s key investment personnel, taking into consideration they collectively averaged over 30 years of financial industry experience. The Board discussed the Adviser’s investment process and expressed its satisfaction with the Adviser’s processes for risk management, broker selection, business continuity and monitoring compliance with the Fund’s investment limitations. The Board noted that the Fund underperformed its peer group across all periods, but discussed that it outperformed its benchmark across all periods. The Board concluded that the Adviser had provided, and was likely to continue to provide, high quality services to the Fund for the benefit of the shareholders.

The Board compared the Fund’s investment advisory fee and expense ratio to investment advisory fees and expense ratios of the Peer Group. The Board noted that the Fund’s investment advisory fee of 0.50% was higher than the advisory fee for the Fund’s peer group (0.39%) and lower than the Morningstar category average of 0.79%. The Board observed that the Fund’s net expense ratio of 0.61% was higher than that of the Fund’s peer group (0.455%), but significantly lower than the Morningstar category average of 1.01%. The Board also noted the expense limitation agreement in effect for the Fund. The Board, upon reviewing the Adviser’s explanation for the fee structure in place, agreed that the fees selected were appropriate and reasonable in relation to the services to be provided. After further discussion, the Board concluded that the Fund’s advisory fee was not unreasonable.

The Board reviewed the reported level of profitability realized by the Adviser from its relationship to the Fund, noting that the Adviser reported a pre-tax profit of approximately 20.10%. After discussion, the Board concluded that the level of profit reported was not excessive.

In terms of potential “fall out” benefits to the Adviser from its relationship to the Fund, the Board noted that the Adviser does not engage in the use of soft dollars. The Board discussed economies of scale, noting that no such economies of scale were achieved at this point given the low asset base of the Fund. The Board agreed that the matter of economies of scale would be revisited at the next renewal of the Investment Management Agreement and as the Fund’s size increases.

The Board then concluded its evaluation and without assigning particular weight to any single conclusion, approved the renewal of the Investment Management Agreement for the Fund.

Vericimetry U.S. Small Cap Value Fund

www.vericimetryfunds.com

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a) The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1(a).

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics – Not applicable to semi-annual reports.

(a)(2)	Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	June 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	June 5, 2024

By:	/s/ Michael Thill
Michael Thill
Treasurer

Date:	June 6, 2024